Note 13 - Stock Compensation Plans (Details) - Stock Option Valuation Assumptions - Employee Stock Option [Member] - The 2013 Stock Incentive Plan [Member]	12 Months Ended
Dec. 31, 2015
Note 13 - Stock Compensation Plans (Details) - Stock Option Valuation Assumptions [Line Items]
Expected dividend yield	1.23%
Risk-free interest rate	5.00%
Expected life of options (years)	5 years
Expected stock-price volatility	24.66%